Commitments and Contingencies (Details Narrative)			1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 01, 2023 USD ($) ft²	Jan. 01, 2022 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Jun. 30, 2023 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 03, 2021 ft²
Loss Contingencies [Line Items]
Area of Land | ft²								5,778
Lessee, operating lease, term of contract		39 months
Total monthly lease payment		$ 21,773
Payments for rent							$ 14,743
Lease right of use asset							735,197
Stock vested, value						$ 23,920
Shares remain unvested | shares						65,000
Payment of financing and stock issuance costs						$ 25,308
Number of shares granted | shares							71,558
Number of shares granted, value						$ 1,215,365	$ 1,309,524
Share-Based Payment Arrangement, Tranche One [Member]
Loss Contingencies [Line Items]
Shares remain unvested | shares						32,500
Share-Based Payment Arrangement, Tranche Two [Member]
Loss Contingencies [Line Items]
Shares remain unvested | shares						32,500
Common Stock [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares							$ 24.08
Payment of financing and stock issuance costs						$ 717,600
Number of shares granted | shares						672,464	45,932
Number of shares granted, value						$ 65	$ 5
Number of shares issued for services | shares						100,000	4,268
Common Stock [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares						$ 3.06
Common Stock [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares						$ 3.53
Common Stock [Member] | Non Independent Director [Member]
Loss Contingencies [Line Items]
Common stock vested, shares | shares				10,417
Common stock received, value				$ 40,000
Closing trading price, maximum | $ / shares				$ 3.84
Stock vested, value						$ 665,600
Stock issuance cost						52,000
Common Stock [Member] | Non Independent Director [Member] | Employment Agreement [Member]
Loss Contingencies [Line Items]
Stock issuance cost						$ 65,000
Common Stock [Member] | Chief Technology Officer [Member]
Loss Contingencies [Line Items]
Common stock vested, shares | shares			325,000			260,000
Closing trading price, maximum | $ / shares			$ 2.56
Stock vested, value			$ 832,000
Common Stock [Member] | Board Of Directors [Member]
Loss Contingencies [Line Items]
Number of shares granted | shares						220,840
Number of shares issued for services | shares					207,083	238,334
Common Stock [Member] | Board Of Directors [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares						$ 1.98
Common Stock [Member] | Board Of Directors [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares						$ 2.21
Common Stock [Member] | Board Of Directors Member [Member]
Loss Contingencies [Line Items]
Number of shares granted, value						$ 455,000
Avishai Vaknin [Member]
Loss Contingencies [Line Items]
Area of Land | ft²	1,200
Lessee, operating lease, term of contract	48 months
Total monthly lease payment	$ 6,955
Lease right of use asset						316,557
Lease right of use asset	$ 316,557					$ 286,397